Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,558.52
Total Offset Amount	0.00
Net Fee	$ 5,558.52
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A